CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (Parenthetical) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
IPO [Member]
Value or warrants			$ 196
Private Placement [Member]
Value or warrants			$ 125
Warrant [Member]
Issuance expenses	$ 378	$ 399		$ 615
Pre-funded warrants to purchase ordinary shares			209,524
Pre-funded warrants to purchase price			$ 22.20